CASH AND BANK BALANCES INCLUDING RESTRICTED CASH (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of cash and bank balances [Line Items]
Current Portion of Restricted Cash	$ 2,138	$ 5,183
Cash on hand	438	347
Cash at bank	33,060	40,992
Cash and bank balances	35,636	46,522
Less: Restricted cash, current portion	(2,138)	(5,183)
Less: Bank overdrafts	0	(4,028)
Cash and Cash Equivalents Not part of Disposal Group	33,498	37,311
Add: Cash and cash equivalents included in a disposal group held for sale (Note 39)	0	7,934
Cash and cash equivalents in the statements of cash flows	33,498	45,245
Restricted cash
Current and Non Current	13,765	5,183
Short Term [Member]
Restricted cash
Current	2,138	5,183
Long Term [Member]
Restricted cash
Non-current	$ 11,627	$ 0